Loss Per Share	12 Months Ended
Dec. 31, 2019
LOSS PER ORDINARY SHARE
Loss Per Share

NOTE 14-LOSS PER SHARE

Basic and diluted loss per share:

Basic

Basic loss per share is calculated by dividing the result attributable to equity holders of the Company by the weighted average number of Ordinary Shares in issue during the year.

Diluted

All Ordinary Shares underlying outstanding options, RSUs and warrants have been excluded from the calculation of the diluted loss per share for the years ended December 31, 2019, 2018 and 2017 since their effect was anti-dilutive. The total number of options, RSUs and warrants excluded from the calculations of diluted loss per share were – 13,528,092, 12,211,676, and 5,286,095 for the years ended December 31, 2019, 2018 and 2017, respectively.

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands, except per share data
Basic and diluted:
Loss attributable to equity holders of the Company	$19,457	$20,458	$10,138

Weighted average number of ordinary shares in issue	35,881,256	32,969,094	27,398,169

Loss per ordinary share	$0.54	$0.62	$0.37